Note 19 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	$ (3,373)	$ (8,127)
Reclassification to Interest and finance costs	2,394	13
Total	$ (979)	$ (8,114)